Goodwill - Schedule of Changes in Gross Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Goodwill, beginning balance	$ 7,839
Goodwill, ending balance	9,676
Crisis Commander
Goodwill [Line Items]
Goodwill, acquisition	$ 1,837